Shareholder Report, Holdings (Details)	May 31, 2024
C000006435 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006435 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006435 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006435 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006435 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006435 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006435 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006435 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006435 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006435 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006435 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006435 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006435 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006435 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006435 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006435 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006435 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006435 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006435 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006435 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006435 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000006435 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006435 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006437 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006437 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006437 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006437 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006437 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006437 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006437 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006437 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006437 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006437 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006437 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006437 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006437 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006437 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006437 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006437 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006437 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006437 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006437 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006437 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006437 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000006437 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006437 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006431 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006431 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006431 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006431 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006431 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006431 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006431 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006431 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006431 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006431 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006431 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006431 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006431 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006431 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006431 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006431 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006431 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006431 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006431 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006431 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006431 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000006431 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006431 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006441 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006441 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006441 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006441 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006441 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006441 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006441 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006441 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006441 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006441 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006441 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006441 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000006441 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006441 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006430 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006430 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006430 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006430 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006430 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006430 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006430 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006430 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006430 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006430 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006430 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006430 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006430 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006430 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006430 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006430 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006430 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006430 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006430 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006430 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006430 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000006430 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006430 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006436 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006436 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006436 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006436 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006436 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006436 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006436 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006436 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006436 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006436 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006436 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006436 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006436 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006436 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006436 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006436 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006436 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006436 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006436 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006436 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006436 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000006436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006436 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006439 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006439 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006439 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006439 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006439 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006439 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006439 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006439 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006439 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006439 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006439 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006439 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006439 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006439 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006439 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006439 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006439 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006439 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006439 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006439 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000006439 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006439 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006442 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000006442 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006442 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006442 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006442 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006442 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006442 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006442 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006442 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006442 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006442 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006442 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006442 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006442 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006442 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006442 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006442 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006442 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000006442 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006442 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000102727 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000102727 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000102727 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000102727 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000102727 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000102727 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000102727 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000102727 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000102727 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000102727 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000102727 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000102727 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000102727 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000102727 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000102727 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000102727 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000102727 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000102727 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000102727 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000102727 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000102727 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%
C000102727 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000102727 [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%